Document and Entity Information	Jan. 31, 2025
Prospectus [Line Items]
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Registrant CIK	0000914529
SEC Form	485BPOS
Period end date	Jan. 31, 2025
Investment Company Type	N-1A
Amendment Flag	false